SUPPLEMENT TO THE PROSPECTUS
                                       OF
                         EVERGREEN LIMITED DURATION FUND

     Effective June 19, 2002, the Class A dealer commissions table under the section entitled "How To Choose The Share Class That Best Suits You" in Evergreen Limited Duration Fund's prospectus offering Classes A, B and C shares is replaced with the following table:

                           As a % of       As a %          Dealer
Your                     NAV excluding    of your        commission
Investment               sales charge    investment    as a % of NAV

Up to $49,999                3.25%         3.36%           2.75%
$50,000-$99,999              3.00%         3.09%           2.75%
$100,000-$249,999            2.50%         2.56%           2.25%
$250,000-$499,999            2.00%         2.04%           1.75%
$500,000-$999,999            1.50%         1.52%           1.25%
$1,000,000 or greater        0.00%         0.00%        0.25% of all
                                                      amounts equal to
                                                       $1,000,000 and
                                                            over

June 19, 2002                                                      562483 (6/02)